Derivatives (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 26, 2021	Sep. 27, 2020	Jun. 27, 2021	Jun. 28, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Rate of interest	2.561%			2.561%
Fixed rate fee	0.179%			0.179%
Interest rate	3.00%			3.00%
Liabilities	$ 6,677		$ 8,869
Other long-term liabilities			8,869	$ 17,498
Interest expenses	$ 2,266	$ 2,203	$ 9,002	$ 5,160